Intangible Asset (Details) - Schedule of Intangible Asset	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Dec. 30, 2022 HKD ($)	Sep. 30, 2022 HKD ($)
Intangible Asset (Details) - Schedule of Intangible Asset [Line Items]
Software, net	$ 4,605,133	$ 588,080
Software [Member]
Intangible Asset (Details) - Schedule of Intangible Asset [Line Items]
Software	5,116,814	653,422
amortization [Member]
Intangible Asset (Details) - Schedule of Intangible Asset [Line Items]
Less: amortization	$ (511,681)	$ (65,342)